Annual Total Returns (Vanguard LifeStrategy Growth Fund - Investor Shares Participant) (Vanguard LifeStrategy Growth Fund, Vanguard LifeStrategy Growth Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Annual Total Return
2013	21.20%
2012	14.38%
2011	(2.28%)
2010	15.06%
2009	24.99%
2008	(34.39%)
2007	7.46%
2006	16.13%
2005	6.88%
2004	12.58%